Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2020
Redeemable noncontrolling interests
Schedule of carrying amount of redeemable noncontrolling interests

17. Redeemable noncontrolling interests – continued

The change in the carrying amount of redeemable noncontrolling interests for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	96,719	69,319	37,200	5,702
Repurchase of redeemable noncontrolling interests	(30,000)	(37,733)	(10,000)	(1,533)
Net income attributable to redeemable noncontrolling interests	178	980	—	—
Accretion on redeemable noncontrolling interests	2,422	4,634	—	—
Balance as of December 31	69,319	37,200	27,200	4,169